GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Balance as of January 1	$ 195,527	$ 189,265
Balance as of December 31	247,975	195,527
Vidazoo Member
Goodwill [Line Items]
Vidazoo measurement period adjustments		$ 6,262
Hivestack [Member]
Goodwill [Line Items]
Acquisition	$ 52,448